SUPPLEMENT DATED OCTOBER 5, 2026
TO

PROSPECTUSES AND UPDATING SUMMARY PROSPECTUSES
EACH DATED JUNE 30, 2026
FOR
MASTERS CHOICE II AND MASTERS FLEX II

AND

NOTICE DOCUMENT DATED MAY 1, 2026
FOR
MASTERS EXTRA II

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

Effective October 1, 2026, Appendix A is updated as follows:

The Current Expenses number for PIMCO All Asset Portfolio Advisor Class is 2.18%.

The Current Expenses number for PIMCO Global Managed Asset Allocation Portfolio Advisor Class is 0.96%.

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS OR NOTICE DOCUMENT FOR FUTURE REFERENCE